Share-based payments - Summary of options outstanding (Details) OPTION in Millions	12 Months Ended
	Mar. 31, 2026 OPTION £ / shares	Mar. 31, 2025 OPTION £ / shares	Mar. 31, 2024 OPTION £ / shares	Mar. 31, 2023 OPTION £ / shares
Summary of options outstanding and exercisable
Outstanding shares | OPTION	59	65	70	62
Weighted average exercise price	£ 0.61	£ 0.62	£ 0.66	£ 0.87
Weighted average remaining contractual life	14 months	23 months
Minimum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 0.58
Maximum
Summary of options outstanding and exercisable
Weighted average exercise price	£ 1.28